Provisions for employee benefits (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Total interest cost (income), net		€ 15
Plan assets [member]
Statement [Line Items]
Total interest cost (income), net	€ (17)	(20)
Profit and Loss [Member]
Statement [Line Items]
Current cost	71	80
Past service cost and (gains) losses on settlements	118	29
- interest cost on liabilities	38	35
- interest income on plan assets	(17)	(20)
Total interest cost (income), net	21	15
Remeasurements for long-term plans	30	3
Employee benefits expense	240	127
Payroll and related cost [Member]
Statement [Line Items]
Total interest cost (income), net	1	1
Employee benefits expense	220	113
Financial Income Expense [Member]
Statement [Line Items]
Total interest cost (income), net	20	14
Employee benefits expense	20	14
TFR [Member]
Statement [Line Items]
- interest cost on liabilities	4	3
Total interest cost (income), net	4	3
Employee benefits expense	4	3
TFR [Member] | Financial Income Expense [Member]
Statement [Line Items]
Total interest cost (income), net	4	3
Employee benefits expense	4	3
Foreign defined benefit plan [Member]
Statement [Line Items]
Current cost	27	24
Past service cost and (gains) losses on settlements	2	(1)
- interest cost on liabilities	31	29
- interest income on plan assets	(17)	(20)
Total interest cost (income), net	14	9
Employee benefits expense	43	32
Foreign defined benefit plan [Member] | Plan assets [member]
Statement [Line Items]
Total interest cost (income), net	(17)	(20)
Foreign defined benefit plan [Member] | Payroll and related cost [Member]
Statement [Line Items]
Employee benefits expense	29	23
Foreign defined benefit plan [Member] | Financial Income Expense [Member]
Statement [Line Items]
Total interest cost (income), net	14	9
Employee benefits expense	14	9
FISDE and other foreign medical plans [Member]
Statement [Line Items]
Current cost	2	2
Past service cost and (gains) losses on settlements	1	2
- interest cost on liabilities	2	2
Total interest cost (income), net	2	2
Employee benefits expense	5	6
FISDE and other foreign medical plans [Member] | Payroll and related cost [Member]
Statement [Line Items]
Employee benefits expense	3	4
FISDE and other foreign medical plans [Member] | Financial Income Expense [Member]
Statement [Line Items]
Total interest cost (income), net	2	2
Employee benefits expense	2	2
Other benefit plans [Member]
Statement [Line Items]
Current cost	42	54
Past service cost and (gains) losses on settlements	115	28
- interest cost on liabilities	1	1
Total interest cost (income), net	1	1
Remeasurements for long-term plans	30	3
Employee benefits expense	188	86
Other benefit plans [Member] | Payroll and related cost [Member]
Statement [Line Items]
Total interest cost (income), net	1	1
Employee benefits expense	188	86
Total interest cost (income), net
Defined benefit plan [Member]
Statement [Line Items]
Current cost	29	26
Past service cost and (gains) losses on settlements	3	1
- interest cost on liabilities	37	34
- interest income on plan assets	(17)	(20)
Total interest cost (income), net	20	14
Employee benefits expense	52	41
Defined benefit plan [Member] | Plan assets [member]
Statement [Line Items]
Total interest cost (income), net	(17)	(20)
Defined benefit plan [Member] | Payroll and related cost [Member]
Statement [Line Items]
Employee benefits expense	32	27
Defined benefit plan [Member] | Financial Income Expense [Member]
Statement [Line Items]
Total interest cost (income), net	20	14
Employee benefits expense	€ 20	€ 14